STOCKHOLDERS' EQUITY - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2010	Dec. 31, 2011
Stockholders Equity Note [Line Items]
Treasury stock shares, retired	0.4	9.2
Capital Stock
Stockholders Equity Note [Line Items]
Treasury stock, shares		9.2